Credit Facilities - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Bank Debt Facilities
Stand-by fees rate charged for undrawn facilities	0.20%	0.20%
Unamortized debt issue costs	$ 5,496	$ 5,757
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Maximum available credit under revolving term loan	$ 2,000,000
Maximum net debt to tangible net worth ratio	0.75%
Minimum interest coverage ratio	3
Unamortized debt issue costs	$ 5,000
Revolving Term Loan [member] | Bottom of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread	1.10%
Revolving Term Loan [member] | Bottom of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread	0.00%
Revolving Term Loan [member] | Top of range [member] | LIBOR [member]
Disclosure Of Bank Debt Facilities
Basis spread	2.15%
Revolving Term Loan [member] | Top of range [member] | Bank of Nova Scotia Base Rate [member]
Disclosure Of Bank Debt Facilities
Basis spread	1.05%